Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (489,280,000)	¥ (40,121,000,000)	¥ 21,737,000,000	¥ 29,023,000,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization	1,111,427,000	91,137,000,000	93,677,000,000	99,007,000,000
Equity in earnings of affiliates, net of dividends received	(476,000)	(39,000,000)	22,000,000	(6,000,000)
Deferred income taxes	(293,732,000)	(24,086,000,000)	909,000,000	521,000,000
Loss on disposals and sales of property, plant and equipment	19,561,000	1,604,000,000	1,507,000,000	2,586,000,000
Loss on impairment of long-lived assets	122,805,000	10,070,000,000	842,000,000	2,353,000,000
Loss on impairment of securities	61,122,000	5,012,000,000	1,844,000,000	169,000,000
Loss on impairment of goodwill	335,256,000	27,491,000,000
Pension and severance costs, less payments	(65,683,000)	(5,386,000,000)	(1,106,000,000)	(2,476,000,000)
Changes in assets and liabilities, net of effects from acquisition:
(Increase) decrease in trade receivables	(248,695,000)	(20,393,000,000)	1,072,000,000	1,782,000,000
(Increase) decrease in inventories	(208,854,000)	(17,126,000,000)	(12,515,000,000)	21,881,000,000
(Increase) decrease in lease receivables	(313,012,000)	(25,667,000,000)	13,917,000,000	23,341,000,000
Decrease in trade payables	(62,146,000)	(5,096,000,000)	(11,850,000,000)	(9,537,000,000)
Increase (decrease) in accrued income taxes and accrued expenses	(68,573,000)	(5,623,000,000)	13,868,000,000	15,962,000,000
(Increase) decrease in other current assets	(11,829,000)	(970,000,000)	1,018,000,000	(148,000,000)
(Increase) decrease in other assets	60,146,000	4,932,000,000	(3,030,000,000)	3,765,000,000
Increase (decrease) in other current liabilities	32,024,000	2,626,000,000	(388,000,000)	1,934,000,000
Increase (decrease) in other liabilities	117,500,000	9,635,000,000	(820,000,000)	3,524,000,000
Other, net	39,098,000	3,206,000,000	7,932,000,000	(6,401,000,000)
Net cash provided by operating activities	136,659,000	11,206,000,000	128,636,000,000	187,280,000,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of property, plant and equipment	18,683,000	1,532,000,000	1,389,000,000	1,591,000,000
Expenditures for property, plant and equipment, including interest capitalized	(893,549,000)	(73,271,000,000)	(66,875,000,000)	(66,886,000,000)
Expenditures for intangible assets	(176,878,000)	(14,504,000,000)	(18,807,000,000)	(13,383,000,000)
Payments for purchases of available-for-sale securities	(1,134,000)	(93,000,000)	(235,000,000)	(701,000,000)
Proceeds from sales of available-for-sale securities	829,000	68,000,000	126,000,000	1,027,000,000
(Increase) decrease in time deposits	(4,695,000)	(385,000,000)	(401,000,000)	211,000,000
Purchase of business, net of cash acquired	(180,683,000)	(14,816,000,000)	(1,415,000,000)	(4,760,000,000)
Other, net	(133,829,000)	(10,974,000,000)	(5,688,000,000)	(6,614,000,000)
Net cash used in investing activities	(1,371,256,000)	(112,443,000,000)	(91,906,000,000)	(89,515,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term indebtedness (excluding debt securities)	1,793,098,000	147,034,000,000	58,622,000,000	46,965,000,000
Repayments of long-term indebtedness (excluding debt securities)	(1,003,171,000)	(82,260,000,000)	(87,147,000,000)	(66,564,000,000)
Increase (decrease) in short-term borrowings, net	854,195,000	70,044,000,000	(31,584,000,000)	(105,241,000,000)
Proceeds from issuance of long-term debt securities			79,741,000,000	55,000,000,000
Repayments of long-term debt securities	(273,707,000)	(22,444,000,000)	(87,975,000,000)	(20,000,000,000)
Dividends paid	(291,976,000)	(23,942,000,000)	(23,943,000,000)	(22,858,000,000)
Payments for purchase of treasury stock	(280,000)	(23,000,000)	(157,000,000)	(183,000,000)
Other, net	(7,147,000)	(586,000,000)	(520,000,000)	(488,000,000)
Net cash provided by (used in) financing activities	1,071,012,000	87,823,000,000	(92,963,000,000)	(113,369,000,000)
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	(31,671,000)	(2,597,000,000)	(8,647,000,000)	(3,975,000,000)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(195,256,000)	(16,011,000,000)	(64,880,000,000)	(19,579,000,000)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,100,256,000	172,221,000,000	237,101,000,000	256,680,000,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,905,000,000	156,210,000,000	172,221,000,000	237,101,000,000
CASH PAID DURING THE YEAR FOR-
Interest, excluding interest capitalized	102,671,000	8,419,000,000	9,683,000,000	11,039,000,000
Income taxes	$ 207,939,000	¥ 17,051,000,000	¥ 18,878,000,000	¥ 9,081,000,000